Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Reporting Segment’s Revenues, Cost of Revenues and Uses These Results to Evaluate The Performance of, and to Allocate Resources to Each of the Segments	The CODM does not review the financial position by operating segment, thus total assets by operating segment is not presented.
	For the six months ended June 30,		For the three months ended June 30,
	2024	2025	2024	2025
	$	$	$	$
NET REVENUES
Educational programs and services	4,773	3,902	2,399	1,912
HybriU licensing and selling	—	1,178	—	854
Total net revenues	4,773	5,080	2,399	2,766
COST OF REVENUES
Educational programs and services	(2,208)	(2,049)	(1,064)	(1,071)
HybriU licensing and selling	—	(220)	—	(220)
Total cost of revenues	(2,208)	(2,269)	(1,064)	(1,291)

GROSS PROFIT	2,565	2,811	1,335	1,475
Operating expenses:
Selling and marketing	(550)	(499)	(251)	(273)
General and administrative	(2,280)	(1,642)	(944)	(771)
Research and development	(150)	(203)	(75)	(102)
Total operating expenses	(2,980)	(2,344)	(1,270)	(1,146)
OPERATING (LOSS) INCOME	(415)	467	65	329

OTHER INCOME (EXPENSES)
Interest income (expense), net	66	(41)	31	(29)
Other income, net	60	13	33	30
Gain on lease termination	—	1,492	—	1,492
Total other income	126	1,464	64	1,493

(LOSS) INCOME BEFORE INCOME TAX	(289)	1,931	129	1,822